Related Party Transactions - Summary of Compensation to Key Management (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [abstract]
Salaries and other short-term benefits	$ 14	$ 13	$ 9
Share-based payments	9	7	1
Post-employment benefits	3	3	5
Total	$ 26	$ 23	$ 15